Note 1 - Description of Business (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 2,872	$ 1,477	$ 2,872	$ 1,477	$ 3,334	$ 1,652	$ 224
Net Income (Loss) Attributable to Parent, Total	$ (715)	$ (1,758)	$ (1,180)	$ 2,706	$ 4,465	$ 2,287